UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
4TH FLOOR
BOSTON, MA 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Nancy L. Conlin, Secretary	Philip H. Newman, Esq.
State Street Bank and Trust Company	Goodwin Procter LLP
One Lincoln Street SFC 4	Exchange Place
Boston, MA 02111-2900	Boston, MA 02109
Registrant’s telephone number, including area code: (617)-662-3966
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments
Item 2. Controls and Procedures
SIGNATURES
Certifications of PEO and PFO

Item 1. Schedule of Investments.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments
September 30, 2010 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost
	COMMERCIAL PAPER — 10.91%
	Asset Backed Commercial Paper Receivables and Securities — 3.52%
P-1, A-1+	Straight-A Funding LLC (a)	0.360%	10/04/2010	10/04/2010	$125,274,000	$125,270,242
P-1, A-1+	Straight-A Funding LLC (a)	0.294%	11/01/2010	11/01/2010	250,000,000	249,937,569
P-1, A-1+	Straight-A Funding LLC (a)	0.284%	11/02/2010	11/02/2010	209,000,000	208,947,982
P-1, A-1+	Straight-A Funding LLC (a)	0.284%	11/02/2010	11/02/2010	92,923,000	92,899,873

						677,055,666

	Bank Foreign — 5.82%
P-1, A-1	ABN AMRO Funding USA LLC (a)	0.528%	10/01/2010	10/01/2010	200,000,000	200,000,000
P-1, A-1	ABN AMRO Funding USA LLC (a)	0.507%	10/12/2010	10/12/2010	250,000,000	249,961,805
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a) (b)	0.306%	10/25/2010	11/23/2010	45,000,000	45,000,000
P-1, A-1+	Commonwealth Bank of Australia (a)	0.274%	11/22/2010	11/22/2010	175,000,000	174,931,750
P-1, A-1+	Commonwealth Bank of Australia (a)	0.355%	11/29/2010	11/29/2010	100,000,000	99,942,639
P-1, A-1	DnB NOR Bank ASA (a)	0.345%	03/28/2011	03/28/2011	250,000,000	249,579,722
P-1, A-1	Societe Generale North America Inc.	0.508%	02/01/2011	02/01/2011	100,000,000	99,829,167

						1,119,245,083

	Finance Non-Captive Diversified — 1.57%
P-1, A-1+	General Electric Capital Corp.	0.430%	11/10/2010	11/10/2010	63,000,000	62,969,900
P-1, A-1+	General Electric Capital Corp.	0.437%	11/12/2010	11/12/2010	150,000,000	149,924,750
P-1, A-1+	General Electric Capital Corp.	0.406%	01/27/2011	01/27/2011	90,000,000	89,882,000

						302,776,650

	TOTAL COMMERCIAL PAPER					2,099,077,399

	YANKEE CERTIFICATES OF DEPOSIT — 45.76%
	Bank Foreign — 45.76%
P-1, A-1+	Bank of Nova Scotia	0.300%	10/28/2010	10/28/2010	100,000,000	100,000,000
P-1, A-1+	Bank of Nova Scotia	0.290%	10/29/2010	10/29/2010	150,000,000	150,000,000
P-1, A-1+	Barclays Bank PLC (b)	0.377%	10/20/2010	10/20/2010	310,000,000	310,000,000
P-1, A-1+	Barclays Bank PLC (b)	0.647%	10/13/2010	05/13/2011	350,000,000	350,000,000
P-1, A-1+	Barclays Bank PLC (b)	0.587%	10/13/2010	06/13/2011	200,000,000	200,000,000
P-1, A-1+	BNP Paribas	0.560%	12/27/2010	12/27/2010	300,000,000	300,000,000
P-1, A-1+	BNP Paribas	0.480%	01/10/2011	01/10/2011	75,000,000	75,000,000
P-1, A-1+	BNP Paribas	0.430%	03/23/2011	03/23/2011	550,000,000	550,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (b)	0.302%	10/13/2010	02/14/2011	400,000,000	400,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (Continued)
September 30, 2010 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost
	YANKEE CERTIFICATES OF DEPOSIT — (continued)
	Bank Foreign — (continued)
P-1, A-1+	Credit Agricole Corporate and Investment Bank	0.580%	11/02/2010	11/02/2010	$300,000,000	$300,000,000
P-1, A-1+	Credit Agricole Corporate and Investment Bank (b)	0.466%	10/26/2010	02/28/2011	200,000,000	200,000,000
P-1, A-1	Deutsche Bank AG (b)	0.462%	10/12/2010	01/10/2011	250,000,000	249,996,904
P-1, A-1	Deutsche Bank AG	0.280%	01/13/2011	01/13/2011	150,000,000	150,000,000
P-1, A-1	Deutsche Bank AG	0.460%	01/18/2011	01/18/2011	300,000,000	300,000,000
P-1, A-1	Deutsche Bank AG	0.400%	02/14/2011	02/14/2011	200,000,000	200,000,000
P-1, A-1	DnB NOR Bank ASA	0.310%	10/29/2010	10/29/2010	100,000,000	100,000,388
P-1, A-1	DnB NOR Bank ASA (b)	0.348%	10/04/2010	03/03/2011	102,000,000	102,000,000
P-1, A-1	DnB NOR Bank ASA	0.340%	03/14/2011	03/14/2011	400,000,000	400,000,000
P-1, A-1	Lloyds TSB Bank PLC	0.520%	10/14/2010	10/14/2010	375,000,000	375,000,000
P-1, A-1+	Rabobank Nederland NV	0.460%	11/09/2010	11/09/2010	300,000,000	300,000,000
P-1, A-1+	Rabobank Nederland NV	0.340%	12/02/2010	12/02/2010	50,000,000	50,000,000
P-1, A-1+	Rabobank Nederland NV	0.520%	01/21/2011	01/21/2011	300,000,000	300,000,000
P-1, A-1+	Royal Bank of Canada (b)	0.390%	12/29/2010	09/29/2011	200,000,000	200,000,000
P-1, A-1	Royal Bank of Scotland PLC	0.600%	10/12/2010	10/12/2010	150,000,000	150,000,000
P-1, A-1	Royal Bank of Scotland PLC (b)	0.668%	10/18/2010	10/18/2010	150,000,000	150,000,000
P-1, A-1	Royal Bank of Scotland PLC	0.560%	02/15/2011	02/15/2011	500,000,000	500,000,000
P-1, A-1	Societe Generale (b)	0.357%	10/14/2010	01/14/2011	48,000,000	48,000,000
P-1, A-1	Societe Generale (b)	0.358%	10/04/2010	03/03/2011	200,000,000	200,000,000
P-1, A-1	Societe Generale	0.420%	03/21/2011	03/21/2011	500,000,000	500,000,000
P-1, A-1+	Svenska Handelsbanken	0.340%	10/26/2010	10/26/2010	73,500,000	73,502,040
P-1, A-1+	Svenska Handelsbanken	0.285%	11/10/2010	11/10/2010	350,000,000	350,000,000
P-1, A-1+	Toronto-Dominion Bank (b)	0.258%	10/05/2010	11/05/2010	25,000,000	25,000,000
P-1, A-1+	Toronto-Dominion Bank (b)	0.258%	10/12/2010	12/09/2010	30,000,000	30,000,000
P-1, A-1+	Toronto-Dominion Bank (b)	0.258%	10/04/2010	02/04/2011	50,000,000	50,000,000
P-1, A-1+	Toronto-Dominion Bank (b)	0.257%	10/12/2010	03/10/2011	52,000,000	52,000,000
P-1, A-1	UBS AG	0.460%	10/12/2010	10/12/2010	111,000,000	111,000,000
P-1, A-1	UBS AG	0.430%	10/13/2010	10/13/2010	250,000,000	250,000,000
P-1, A-1	UBS AG	0.375%	10/20/2010	10/20/2010	300,000,000	300,000,000
P-1, A-1	UniCredito SpA	0.510%	11/15/2010	11/15/2010	350,000,000	350,000,000

	TOTAL YANKEE CERTIFICATES OF DEPOSIT					8,801,499,332

	EURODOLLAR CERTIFICATES OF DEPOSIT — 11.57%
	Bank Foreign — 11.57%
P-1, A-1+	Commonwealth Bank of Australia	0.320%	12/02/2010	12/02/2010	575,000,000	575,000,000
P-1, A-1+	Credit Agricole SA	0.570%	11/08/2010	11/08/2010	250,000,000	250,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (Continued)
September 30, 2010 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost
	EURODOLLAR CERTIFICATES OF DEPOSIT — (continued)
	Bank Foreign — (continued)
P-1, A-1	ING Bank London	0.500%	12/06/2010	12/06/2010	$250,000,000	$250,000,000
P-1, A-1	ING Bank London	0.560%	01/11/2011	01/11/2011	225,000,000	225,000,000
P-1, A-1	ING Bank London	0.570%	02/14/2011	02/14/2011	100,000,000	100,000,000
P-1, A-1	ING Bank London	0.550%	03/01/2011	03/01/2011	350,000,000	350,000,000
P-1, A-1	Lloyds TSB Bank PLC	0.455%	02/28/2011	02/28/2011	400,000,000	400,000,000
P-1, A-1+	National Australia Bank	0.343%	11/12/2010	11/12/2010	75,000,000	75,000,219

	TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT					2,225,000,219

	BANK NOTES — 6.02%
	Bank Domestic — 3.64%
P-1, A-1	Bank of America NA	0.500%	11/22/2010	11/22/2010	234,000,000	234,000,000
P-1, A-1	Bank of America NA (b)	0.356%	10/27/2010	01/27/2011	168,000,000	168,000,000
P-1, A-1	Bank of America NA	0.600%	02/03/2011	02/03/2011	189,000,000	189,000,000
P-1, A-1	Bank of America NA	0.360%	03/14/2011	03/14/2011	100,000,000	100,000,000
P-1, A-1	Bank of America NA (b)	0.763%	10/22/2010	05/20/2011	9,301,000	9,301,000

						700,301,000

	Bank Foreign — 2.38%
P-1, A-1+	Nordea Bank AB (b) (c)	0.392%	11/18/2010	10/18/2011	200,000,000	200,000,000
P-1, A-1+	Svenska Handelsbanken (b) (c)	0.534%	10/04/2010	07/01/2011	150,000,000	149,997,069
P-1, A-1+	Svenska Handelsbanken (b) (c)	0.556%	10/15/2010	02/11/2011	108,000,000	108,000,000

						457,997,069

	TOTAL BANK NOTES					1,158,298,069

	U.S. GOVERNMENT AGENCY OBLIGATION — 0.49%
P-1, A-1+	Federal Home Loan Mortgage Corporation (b)	0.378%	10/12/2010	11/10/2010	95,000,000	95,000,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATION					95,000,000

	REPURCHASE AGREEMENTS — 25.22%
P-1, A-1	Agreement with Bank of America Securities, LLC and Bank of New York Mellon (Tri-Party), dated 09/30/10 (collateralized by a U.S. Treasury Note, 2.375% due 08/31/14 valued at $59,160,011); proceeds $58,000,403	0.250%	10/01/2010	10/01/2010	58,000,000	58,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (Continued)
September 30, 2010 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost
	REPURCHASE AGREEMENTS — (continued)
P-1, A-1	Agreement with Bank of America Securities, LLC and Bank of New York Mellon (Tri-Party), dated 09/30/10 (collateralized by various U.S. Government Obligations, 4.000% - 6.000% due 09/01/30 - 10/01/40 valued at $423,536,641); proceeds $415,235,691	0.320%	10/01/2010	10/01/2010	$415,232,000	$415,232,000
P-1, A-1+	Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/10 (collateralized by U.S. Treasury Notes, 1.375% - 3.250% due 11/15/12 - 04/30/17 valued at $1,020,000,081); proceeds $1,000,006,944	0.250%	10/01/2010	10/01/2010	1,000,000,000	1,000,000,000
P-1, A-1+	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/30/10 (collateralized by U.S. Treasury Bonds, 5.375% - 6.250% due 05/15/30 - 02/15/31 valued at $664,020,112); proceeds $651,004,159	0.230%	10/01/2010	10/01/2010	651,000,000	651,000,000
P-1, A-1	Agreement with Citigroup Global Market, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/10 (collateralized by various U.S. Government Obligations, 0.000% - 6.210% due 10/18/10 - 06/05/36 valued at $283,560,789); proceeds $278,002,317	0.300%	10/01/2010	10/01/2010	278,000,000	278,000,000
P-1, A-1	Agreement with Citigroup Global Market, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/10 (collateralized by various U.S. Government Obligations, 3.000% - 6.000% due 12/25/35 - 09/25/40 valued at $263,160,001); proceeds $258,002,508	0.350%	10/01/2010	10/01/2010	258,000,000	258,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (Continued)
September 30, 2010 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost
	REPURCHASE AGREEMENTS — (continued)
P-1, A-1+	Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/10 (collateralized by a U.S. Treasury Bond, 2.125%, due 02/15/40 and various U.S. Treasury Notes, 0.875% - 3.625%, due 01/31/12 - 02/15/20 valued at $306,000,041); proceeds $300,002,250	0.270%	10/01/2010	10/01/2010	$300,000,000	$300,000,000
P-1, A-1	Agreement with Credit Suisse Securities, LLC and JP Morgan Chase & Co., (Tri- Party), dated 09/30/10 (collateralized by various U.S. Government Obligations, 3.500% - 6.500%, due 09/01/25 - 11/01/47 valued at $219,300,799); proceeds $215,001,911	0.320%	10/01/2010	10/01/2010	215,000,000	215,000,000
P-1, A-1+	Agreement with HSBC Securities USA, Inc. & JP Morgan Chase & Co., (Tri- Party), dated 09/30/10 (collateralized by various Strips Coupons 0.000% - 11.250% due 10/15/10 - 08/15/20 valued at $185,643,991); proceeds $182,001,264	0.250%	10/01/2010	10/01/2010	182,000,000	182,000,000
P-1, A-1	Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co., (Tri-Party), dated 09/30/10 (collateralized by various U.S. Government Obligations, 0.457% - 6.000% due 11/15/14 - 02/15/38 valued at $510,003,369); proceeds $500,003,472	0.250%	10/01/2010	10/01/2010	500,000,000	500,000,000
P-1, A-1	Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co., (Tri-Party), dated 09/30/10 (collateralized by various U.S. Government Obligations, 4.500% due 11/01/29 - 09/01/40 valued at $117,302,237); proceeds $115,001,118	0.350%	10/01/2010	10/01/2010	115,000,000	115,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (Continued)
September 30, 2010 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost
	REPURCHASE AGREEMENTS — (continued)
P-1, A-1	Agreement with JP Morgan Securities and JP Morgan Chase & Co., (Tri-Party), dated 09/30/10 (collateralized by various U.S. Government Obligations, 0.456% - 0.826% due 07/25/35 - 10/25/37 valued at $255,000,618); proceeds $250,002,778	0.400%	10/01/2010	10/01/2010	$250,000,000	$250,000,000
P-1, A-1	Agreement with JP Morgan Securities and JP Morgan Chase & Co., (Tri-Party), dated 09/30/10 (collateralized by various U.S. Government Obligations, 0.506% - 0.906% due 11/25/34 - 11/25/37 valued at $167,281,381); proceeds $164,000,683	0.150%	10/01/2010	10/01/2010	164,000,000	164,000,000
P-1, A-1	Agreement with Morgan Stanley & Co., Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/10 (collateralized by various U.S. Government Obligations, 4.000% - 5.500% due 03/01/39 - 09/01/40 valued at $326,400,001); proceeds $320,003,111	0.350%	10/01/2010	10/01/2010	320,000,000	320,000,000
P-1, A-1	Agreement with Royal Bank of Scotland Securities, Inc. and JP Morgan Chase & Co. (Tri- Party), dated 09/30/10 (collateralized by a U.S. Treasury Note, 4.625%, due 11/15/16 valued at $102,005,237); proceeds $100,000,694	0.250%	10/01/2010	10/01/2010	100,000,000	100,000,000
P-1, A-1	Agreement with UBS Securities, LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/10 (collateralized by various U.S. Government Obligations, 4.000% - 6.500% due 04/01/23 - 09/01/40 valued at $45,901,060); proceeds $45,000,375	0.300%	10/01/2010	10/01/2010	45,000,000	45,000,000

	TOTAL REPURCHASE AGREEMENTS					4,851,232,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (Continued)
September 30, 2010 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost
	TOTAL INVESTMENTS (d) (e) † — 99.97%					$19,230,107,019
	Other Assets in Excess of Liabilities — 0.03%					6,344,953

	NET ASSETS — 100.00%					$19,236,451,972

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.82% of net assets as of September 30, 2010.

(b)	Floating Rate Note — Interest rate shown is rate in effect at September 30, 2010.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.38% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(e)	Also represents the cost for federal tax purposes.

†	As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

*	Moody’s rating, Standard & Poor’s rating.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (Continued)
September 30, 2010 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.
The three-tier hierarchy of inputs is summarized below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2010, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	19,230,107,019
Level 3 – Significant Unobservable Inputs	—

Total	$19,230,107,019

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ending September 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Laura F. Healy Laura F. Healy
Treasurer
Date: November 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Laura F. Healy

Laura F. Healy
Treasurer
Date: November 29, 2010